RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

Promissory Note – Related Party

On September  20, 2024, the Company entered into a promissory note with the Sponsor for $230,000, pursuant to which the Company can borrow up to an aggregate principal amount of $230,000. The Promissory Note, with an interest rate of 10% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion. As of December 31, 2024, the Company had borrowed the full $230,000 and nothing was available for withdrawal. The Company deemed the interest on the loan to be immaterial and as such did not record any interest relating to the note as of December 31, 2024.

Personal guarantees were entered by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as officers and stockholders of the Company in support of the Main Street Bank loan.

Axxum purchased an AT&T contract relationship from Archura, LLC, a company owned by Emmit McHenry and Kurt McHenry at the end of 2018. The contract relationship includes five purchase orders to deliver networking services to AT&T and its clients. The total sales of these five purchase orders were $119,279 and $144,820 as of December 31, 2024 and 2023, respectively.

Notes payable

On April 26, 2023, the Company issued to a director a $55,000 promissory note for $50,000 in gross proceeds.

On April 26, 2023, the Company issued to a director a $27,500 promissory note for $25,000 in gross proceeds.

On April 26, 2023, the Company issued to a director a $20,900 promissory note for $19,000 in gross proceeds.

On June 22, 2023, the Company issued to a director a $82,500 promissory note for $75,000 in gross proceeds.

On June 22, 2023, the Company issued to a director a $165,000 promissory note for $150,000 in gross proceeds.

On July 6, 2023, the Company issued to a director a $55,000 promissory note for $50,000 in gross proceeds.

On July 21, 2023, the Company issued to a director a $181,500 promissory note for $165,000 in gross proceeds.

On August 24, 2024, the Company issued a promissory note in the amount of $20,250 for $15,000 in proceeds to an officer of the company.

During the year ended December 31, 2024 and 2023, the Company record amortization of debt discount of $2,188 and $53,400, respectively.

As of December 31, 2024 and 2023, the Company had due to related party balances of $148,088  and $587,400, respectively.